Revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue
15.	Revenue

For the years ended December 31, 2016, 2017 and 2018, all of the Group’s revenue were generated in the PRC. The disaggregated revenues by course plans were as followed:

	For the years ended December 31,
	2016	2017	2018
Prepaid standard courses	8,768	138,921	596,702
Prepaid multiple course packages	2,962	15,811	27,904
Other courses	603	10,860	12,658

Total revenues	12,333	165,592	637,264
Less: tax surcharges	(1)	(31)	(40)

Net revenues	12,332	165,561	637,224